Business segment information - Asset impairment (Details) $ in Millions		12 Months Ended								72 Months Ended		168 Months Ended	204 Months Ended	324 Months Ended
	Jan. 01, 2030	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / bbl	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 $ / MMBTU	Dec. 31, 2023 USD ($) $ / bbl $ / t	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2030 $ / bbl	Dec. 31, 2029 $ / t	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl
Asset impairment
Asset impairments recorded in operating income							$ (2,297)
Asset impairments recorded in net income, TotalEnergies share							$ (2,166)	$ (15,743)	$ (910)
Post-tax discount rate (as a percent)							8.00%	8.00%	7.00%
Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								$ (14,756)
Minimum
Asset impairment
Pre-tax discount rate (as a percent)							7.00%
Maximum
Asset impairment
Pre-tax discount rate (as a percent)							14.00%
Forecast
Asset impairment
Oil price | $ / bbl		25.5	50							70				53.8
Annual percentage of inflation in CO2 price	2.00%
Forecast | Europe
Asset impairment
Gas price | $ / MMBTU		4.2		10.2	12.5	14.7						8
Forecast | United States
Asset impairment
Gas price | $ / MMBTU		2.0											3
Forecast | Asia
Asset impairment
Gas price | $ / MMBTU		5.4		11.2	13.5	15.7						9
Forecast | Minimum
Asset impairment
CO2 price | $ / t											100
Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							1.00%
Reasonably possible increase in key assumption (as a percent)							1.00%
Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							20.00%
CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t							200
Exploration & Production
Asset impairment
Asset impairments recorded in net income, TotalEnergies share							$ (881)
Exploration & Production | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(10,527)
Exploration & Production | Canada
Asset impairment
Reversal of impairment on assets								728
Exploration & Production | North Platte
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(957)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption							$ 100
Reasonably possible increase in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from increase in key assumption							$ (600)
Exploration & Production | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Oil price in sensitivity scenario | $ / bbl							48
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (600)
Exploration & Production | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							20.00%
Oil price in sensitivity scenario | $ / bbl							43
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (2,300)
Exploration & Production | CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t							200
Impact on net income, TotalEnergies share, from change in key assumption							$ (200)
Integrated LNG
Asset impairment
Asset impairments recorded in net income, TotalEnergies share							$ (124)
Integrated LNG | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption							$ 100
Reasonably possible increase in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from increase in key assumption							$ (1,100)
Integrated LNG | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (2,100)
Integrated LNG | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							20.00%
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (5,600)
Integrated LNG | CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t							200
Impact on net income, TotalEnergies share, from change in key assumption							$ (800)
Integrated Power
Asset impairment
Asset impairments recorded in net income, TotalEnergies share							$ (773)
Integrated Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption							$ 0
Reasonably possible increase in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from increase in key assumption							$ (200)
Refining & Chemicals
Asset impairment
Asset impairments recorded in net income, TotalEnergies share							$ (273)
Refining & Chemicals | Discount rate
Asset impairment
Reasonably possible increase in key assumption (as a percent)							1.00%
Impact on net income, TotalEnergies share, from increase in key assumption							$ (100)
Refining & Chemicals | Refining margins
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (600)
Marketing & Services
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(112)
Marketing & Services | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share							$ (115)	(87)
Integrated Gas, Renewables & Power
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(4,481)
Integrated Gas, Renewables & Power | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								$ (4,142)